(6) Net Loss Per Common Share: Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Tables)	3 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	December 31, 2013	December 31, 2012
Conversion of debt and accrued interest	-	586,070
Conversion of Series D Preferred stock	24,503	1,462,890
Exercise of outstanding common stock options and warrants	399,591	336,532
Exercise and conversion of outstanding Series D Preferred
stock warrants	42,000	162,000
Total common stock equivalents	466,094	2,547,492